Prepayments, Deposits and Other Receivables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Robotics AI Platform [Member]
Prepayments, Deposits and Other Receivables [Line Items]
Prepaid expenses	RM 9,566,537	$ 2,358,614	RM 5,517,306
IT Software for E-commerce [Member]
Prepayments, Deposits and Other Receivables [Line Items]
Prepaid expenses	RM 466,467	$ 1,891,990	RM 1,406,508